NOTE 28 - Government Grants	12 Months Ended
Dec. 31, 2025
Notes
NOTE 28 - Government Grants:

NOTE 28 - Government Grants:

In December 2025, the Company received approval from the Israel Innovation Authority (“IIA”) for a government grant under a research and development support program aimed to expand the Company’s production capacity and efficiency (the “R&D support program”). The approved project covers a period of 24 months commencing on October 1, 2025, with a total approved budget of NIS 14 million. Under the terms of approval, the Company is entitled to receive funding for up to 40% of the approved project expenditure.

In accordance with the IIA program requirements, the grant is conditionally repayable through the payment of royalties based on future revenues that may be generated from products developed as part of the supported project. Royalty payments, if any, will commence only upon the generation of actual revenues derived from the project’s results, and will continue until the full amount of the grant (plus applicable interest as determined by the IIA regulations) has been repaid, or until the statutory repayment cap has been met.

The grant represents a government grant within the scope of IAS 20 Accounting for Government Grants and Disclosure of Government Assistance. As of December 31, 2025, no advances or cash grant payments have been received from the IIA in respect of the approved program.